12 Other Receivables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Other receivables		R$ 1,088,624	R$ 592,144
Other current receivables		426,865	363,250
Other noncurrent receivables		661,759	228,894
Fair Value Purchase And Sale Of Power In The Active Market [Member]
Disclosure of fair value measurement of assets [line items]
Other receivables		460,635
Fair Value Purchase And Sale Of Power In The Active Market [Member]
Disclosure of fair value measurement of assets [line items]
Other receivables			14,793
Services In Progress [Member]
Disclosure of fair value measurement of assets [line items]
Other receivables	[1]	228,593	165,973
Credits On Sales And Purchases Of Gas [Member]
Disclosure of fair value measurement of assets [line items]
Other receivables		142,941	112,003
CDE Transfer [Member]
Disclosure of fair value measurement of assets [line items]
Other receivables		61,898	107,472
Advance Payments To Suppliers [Member]
Disclosure of fair value measurement of assets [line items]
Other receivables	[2]	24,073	22,096
Decommissioning In Progress [Member]
Disclosure of fair value measurement of assets [line items]
Other receivables		21,238	19,457
Advance Payments To Employees [Member]
Disclosure of fair value measurement of assets [line items]
Other receivables		20,427	21,201
Tariff Flag [Member]
Disclosure of fair value measurement of assets [line items]
Other receivables		19,545	28,725
Advance For Severance Estate [Member]
Disclosure of fair value measurement of assets [line items]
Other receivables		15,597	19,591
Other Receivables [Member]
Disclosure of fair value measurement of assets [line items]
Other receivables		R$ 93,677	R$ 80,833

[1]	This item refers to services currently in progress within the Company, most of which are related to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.
[2]	Advances to suppliers provided on contractual clauses.